Equity	12 Months Ended
Dec. 31, 2022
Equity.
Equity

25.  Equity

Share capital

As at 31 December 2022, share capital represents 2,200,000,000 (31 December 2021: 2,200,000,000) authorized, issued and fully paid shares with a par value of TL 1 each. In this respect, share capital presented in the consolidated financial statements refers to nominal amount of registered share capital.

Each holder of shares is entitled to receive dividends as declared and their vote entitlements are determined as explained in Note 1.

Companies with their shareholding percentage are as follows:

	31 December 2022		31 December 2021
	(%)	TL	(%)	TL
Public Share	53.95	1,187,004	53.95	1,187,004
TVF BTIH	26.20	576,400	26.20	576,400
IMTIS Holdings	19.80	435,600	19.80	435,600
Other	0.05	996	0.05	996
Total		2,200,000		2,200,000

Inflation adjustment to share capital		17,423,702		17,423,702
Inflation adjusted capital		19,623,702		19,623,702

As at 31 December 2022, total number of shares pledged as security is 995,509 (2021: 995,509).

Legal reserves

The legal reserves consist of first and second reserves, appropriated in accordance with the Turkish Commercial Code (“TCC”). The TCC stipulates that the first legal reserve is appropriated out of statutory profits at the rate of 5% per annum, until the total reserve reaches 20% of a company’s paid-in share capital. The second legal reserve is appropriated at the rate of 10% per annum of all cash dividends in excess of 5% of the paid-in share capital. Under the TCC, the legal reserves can only be used to offset losses and are not available for any other usage unless they exceed 50% of paid-in share capital.

Treasury shares

During 2022, there are not any shares buyback transactions executed. (2021: None). Treasury shares are recognized by deducting from equity.

25.  Equity (continued)

Dividends

Turkcell:

At the General Assembly held on 16 June 2022, it was decided to distribute gross TL 1,451,412 part of the distributable profit of the Company for the year ended 31 December 2021 to the shareholders on 26 July 2022 in cash, as 0.5717 gross for each share with a nominal value of 1 TL. The amount was paid to the shareholders on the relevant date (31 December 2021: TL 5,481,535).